RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
SCHEDULE OF NAMES AND RELATIONSHIP OF RELATED PARTIES

Nature of relationships with related parties

Name of related party	Relationship with the Company
Cheung Lui (“Mr. Cheung”)	Chief Executive Officer (“CEO”) and controlling shareholder of the Company
Jose Sfez (“Mr. Sfez”)	Chairman and Director of the Company
Seven Retail Limited	Entity controlled by Mr. Sfez
Red and Blue LLC	Entity controlled by Mr. Sfez

SCHEDULE OF RELATED PARTY BALANCES

Related party balances consisted of the following:

		As of
		September 30,	March 31,	March 31,
		2025	2026	2026
Name	Nature	HKD	HKD	USD

Cheung Lui	Amount due to a shareholder	$2,150	$2,150	$274

Red and Blue LLC	Accounts receivable	$169,419	$528,300	$67,385

SCHEDULE OF RELATED PARTY TRANSACTION
		Six months ended March 31,
		2025	2026	2026
Name	Nature	HKD	HKD	USD

Red and Blue LLC	Product sales	$762,756	$652,405	$83,215